Information on remuneration - Accumulated annual pension entitlements and pension-related costs (Detail) - Board of management [Member]	Dec. 31, 2021 EUR (€)
Information on remuneration [Line Items]
Pension-related costs	€ 1,032,402
F.A. van Houten [Member]
Information on remuneration [Line Items]
Age	61
Accumulated annual pension	€ 331,208
Pension-related costs	€ 592,865
A. Bhattacharya [Member]
Information on remuneration [Line Items]
Age	60
Accumulated annual pension	€ 35,102
Pension-related costs	€ 261,319
M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Age	48
Accumulated annual pension	€ 48,015
Pension-related costs	€ 178,217